Disclosure of detailed information about development costs (recovery) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statements Of Financial Position [Abstract]
Opening balance of capitalized development costs	$ 0	$ 0	$ 3,070,299
Development costs incurred and capitalized	0	0	1,211,720
Development costs recovered and capitalized	0	0	(643,901)
Write-down of capitalized development costs	0	0	(3,638,118)
Closing balance of capitalized development costs	0	0	0
Statements Of Operations And Comprehensive Loss [Abstract]
Development costs incurred and expensed	608,914	518,008	0
Development costs recovered and netted from expense	(738,983)	(371,000)	(2,505)
Write-down of capitalized development costs	0	0	3,638,118
Development costs (recovery)	$ (130,069)	$ 147,008	$ 3,635,613